Securitizations and Variable Interest Entities, Balance Sheet Transactions with VIEs (Details) - USD ($) $ in Millions		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Cash and due from banks		$ 23,551		$ 23,367
Interest-earning deposits with banks (1)		149,736		192,580	[1]
Debt securities:
Trading debt securities		69,989		57,624	[2]
Available-for-sale, at fair value (2)		269,912		276,407	[2]
Held-to-maturity, at cost (fair value $142,115 and $138,985)		144,788		139,335
Loans		953,110	[3]	956,770	[3]	$ 967,604	$ 916,559	$ 862,551
Mortgage servicing rights		14,649		13,625
Derivative assets		10,770		12,228
Equity securities		55,148		62,497	[2]
Total other assets		79,850		90,244	[2]
Total assets	[4]	1,895,883		1,951,757
Short-term borrowings		105,787		103,256		$ 96,781
Derivative liabilities		8,499		8,796
Accrued expenses and other liabilities		69,317		70,615
Long-term debt		229,044		225,020
Total liabilities	[5]	1,698,817		1,743,678
Noncontrolling interests		900		1,143
VIEs that we consolidate recourse [Member]
Debt securities:
Total liabilities		0		0
VIEs that we do not consolidate [Member]
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Cash and due from banks		0		0
Interest-earning deposits with banks (1)		0		0
Debt securities:
Trading debt securities		2,110		1,305
Available-for-sale, at fair value (2)		2,686		3,288
Held-to-maturity, at cost (fair value $142,115 and $138,985)		510		485
Loans		1,433		4,274
Mortgage servicing rights		14,761		13,628
Derivative assets		53		44
Equity securities		11,041		10,740
Total other assets		0		0
Total assets		32,594		33,764
Short-term borrowings		0		0
Derivative liabilities		26		106
Accrued expenses and other liabilities		231		244
Long-term debt		3,870		3,590
Total liabilities		4,127		3,940
Noncontrolling interests		0		0
Net assets		28,467		29,824
VIEs that we consolidate [Member]
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Cash and due from banks		139		116
Interest-earning deposits with banks (1)		8		371
Debt securities:
Trading debt securities		45		0
Available-for-sale, at fair value (2)		0		0
Held-to-maturity, at cost (fair value $142,115 and $138,985)		0		0
Loans		13,564		12,482
Mortgage servicing rights		0		0
Derivative assets		0		0
Equity securities		85		306
Total other assets		221		342
Total assets		14,062		13,617
Short-term borrowings		0		0
Derivative liabilities		0		5
Accrued expenses and other liabilities		191		132
Long-term debt		816		1,479
Total liabilities		1,007		1,616
Noncontrolling interests		34		283
Net assets		13,021		11,718
Transfers that we account for as secured borrowings [Member]
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Cash and due from banks		0		0
Interest-earning deposits with banks (1)		0		0
Debt securities:
Trading debt securities		200		201
Available-for-sale, at fair value (2)		317		358
Held-to-maturity, at cost (fair value $142,115 and $138,985)		0		0
Loans		94		110
Mortgage servicing rights		0		0
Derivative assets		0		0
Equity securities		0		0
Total other assets		6		6
Total assets		617		675
Short-term borrowings		493		522
Derivative liabilities		0		0
Accrued expenses and other liabilities		8		10
Long-term debt		93		111
Total liabilities		594		643
Noncontrolling interests		0		0
Net assets		23		32
Total VIE [Member]
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Cash and due from banks		139		116
Interest-earning deposits with banks (1)		8		371
Debt securities:
Trading debt securities		2,355		1,506
Available-for-sale, at fair value (2)		3,003		3,646
Held-to-maturity, at cost (fair value $142,115 and $138,985)		510		485
Loans		15,091		16,866
Mortgage servicing rights		14,761		13,628
Derivative assets		53		44
Equity securities		11,126		11,046
Total other assets		227		348
Total assets		47,273		48,056
Short-term borrowings		493		522
Derivative liabilities		26		111
Accrued expenses and other liabilities		430		386
Long-term debt		4,779		5,180
Total liabilities		5,728		6,199
Noncontrolling interests		34		283
Net assets		$ 41,511		$ 41,574

[1]	(1)Financial information has been revised to reflect the impact of our adoption in first quarter 2018 of ASU 2016-18 – Statement of Cash Flows (Topic 230): Restricted Cash in which we changed the presentation of our cash and cash equivalents to include both cash and due from banks as well as interest-earning deposits with banks, which are inclusive of any restricted cash. See Note 1 (Summary of Significant Accounting Policies) for more information.
[2]	(2)Financial information for the prior period has been revised to reflect presentation changes in connection with our adoption in first quarter 2018 of ASU 2016-01 – Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. See Note 1 (Summary of Significant Accounting Policies) for more information.
[3]	(3)Parenthetical amounts represent assets and liabilities that we are required to carry at fair value or have elected the fair value option.
[4]	(4)Our consolidated assets at December 31, 2018 and 2017, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $139 million and $116 million; Interest-bearing deposits with banks, $8 million and $371 million; Debt securities, $45 million and $0 million; Net loans, $13.6 billion and $12.5 billion; Derivative assets, $0 million and $0 million; Equity securities, $85 million and $306 million; Other assets, $221 million and $342 million; and Total assets, $14.1 billion and $13.6 billion, respectively.
[5]	$221 million and $342 million; and Total assets, $14.1 billion and $13.6 billion, respectively.(5)Our consolidated liabilities at December 31, 2018 and 2017, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Derivative liabilities, $0 million and $5 million; Accrued expenses and other liabilities, $191 million and $132 million; Long-term debt, $816 million and $1.5 billion; and Total liabilities, $1.0 billion and $1.6 billion, respectively.